SCHEDULE OF ACCRUED EXPENSES (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Payables and Accruals [Abstract]
Accrued Wages	$ 64,588	$ 25,654	$ 192,227
Accrued Interest and other	74,289	477,941	311,622
Total accrued expenses	$ 138,877	$ 503,595	$ 503,849